Long-term debt - Syndicated credit facility (Details) - Syndicated Credit Facility - EUR (€) € in Thousands	Jun. 08, 2022	Jul. 31, 2021
Long-term debt
Maximum amount available		€ 2,000,000
Extension term (in years)	1 year